STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
Activity in Unvested Restricted Common Stock
Activity in unvested restricted common stock is summarized as follows:

	2012		2011		2010
	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1	20,822	$17.21	310,216	$5.58	144,943	$22.14
Granted	--	--	--	--	224,720	1.38
Vested	(6,822)	17.95	(240,794)	3.58	(28,372)	31.25
Forfeited	(6,000)	33.16	(48,600)	10.52	(31,075)	29.00

Unvested at December 31	8,000	$4.61	20,822	$17.21	310,216	$5.58

Summary of Stock Stock Option Activity
Stock options have been granted to certain officers and directors which provide for the purchase of shares of the Corporation's common stock.  Stock options are granted at an exercise price equal to the fair value of common stock on the grant date.  All such stock options expire at varying periods up to seven years after the grant date.  Stock option activity is summarized as follows:

	Number Outstanding	Exercise Price Range			Weighted Average Exercise Price

Outstanding at January 1, 2010	2,504,483	$2.01	to	$46.20	$24.61
Granted in 2010	206,656	1.78	to	1.96	1.95
Exercised in 2010	(10,000)	2.01	to	2.01	2.01
Cancelled or expired in 2010	(955,537)	2.01	to	46.20	25.57
Outstanding at December 31, 2010	1,745,602	1.78	to	46.20	21.53

Granted in 2011	755,000	0.06	to	0.09	0.06
Cancelled or expired in 2011	(337,168)	1.78	to	37.48	24.32
Outstanding at December 31, 2011	2,163,434	0.06	to	46.20	13.61

Exercised in 2012	(250,000)	0.06	to	0.06	0.06
Cancelled or expired in 2012	(846,148)	0.06	to	46.20	28.22
Outstanding at December 31, 2012	1,067,286	$0.06	to	$46.20	$5.20

Fair Value Assumption
Fair value assumptions included the following:

	2011	2010

Risk-free interest rate	0.85% and 0.88%	2.01% and 2.62%
Stock price volatility	0.99 and 1.23	0.85 and 0.76
Dividend yield	--	--
Expected option life	5 years and 3.37 years	4.5 years and 5 years

Summary of Stock Options Outstanding Segregated by Exercise Price Range
As of December 31, 2012, substantially all outstanding stock options were vested, currently exercisable and had a weighted average remaining contractual life of 2.47 years.  The following table summarizes stock options outstanding and segregated by exercise price range as of December 31, 2012:

		Weighted Average
Exercise Price Range	Number Outstanding	Exercise Price	Remaining Contractual Life

$ 0.00 to 5.99	821,894	$0.91	2.62 years
$ 6.00 to 9.99	52,140	6.04	3.10 years
$20.00 to 24.99	183,887	22.03	1.66 years
$35.00 or more	9,365	46.20	1.00 years

	1,067,286	$5.20